LEASES (Details) - Schedule of Operating Lease Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jan. 01, 2022
Schedule of Operating Lease Costs [Abstract]
Office and operational lease expenses	$ 131	$ 132
Variable lease cost (included in the operating lease costs)	9	3
Total operating lease costs	140	135
Office and operational spaces lease expenses	101	119
Operating lease right-of-use assets	198	305	$ 140
Operating lease liabilities	$ 171	$ 271		$ 391
Weighted average remaining lease term (years)	1 year 6 months 29 days	2 years 6 months 29 days
Weighted average discount rate	12.69%	12.69%